Stock-based compensation - Stock options (Details) - Stock options $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) shares $ / shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 shares
Stock-based compensation
Vesting period of awards	3 years
Expiration term of the awards	7 years
Key assumptions
Outstanding, Shares	3,957,362	3,032,771	1,517,910
Outstanding, Exercise price | $ / shares	$ 13.17
Volatility	36.00%	31.00%
Expected dividend yield	1.50%	1.50%
Option life	4 years 6 months	4 years 6 months
Forfeiture rate	10.00%	10.00%
Risk-free rate	3.00%	1.50%
Vesting percentage	33.33%
Number of options available to be exercised	1,507,172	505,970
Operating expenses
Key assumptions
Compensation expense | $	$ 3.4	$ 3.3